Expense Example - FidelitySmallCapValueFund-AMCIZPRO - FidelitySmallCapValueFund-AMCIZPRO - Fidelity Small Cap Value Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Small Cap Value Fund - Class A
Expense Example:
1 year	$ 696
3 years	952
5 years	1,227
10 years	2,010
Fidelity Advisor Small Cap Value Fund - Class C
Expense Example:
1 year	304
3 years	630
5 years	1,083
10 years	2,144
Fidelity Advisor Small Cap Value Fund - Class M
Expense Example:
1 year	498
3 years	810
5 years	1,145
10 years	2,088
Fidelity Advisor Small Cap Value Fund - Class I
Expense Example:
1 year	103
3 years	322
5 years	558
10 years	1,236
Fidelity Advisor Small Cap Value Fund - Class Z
Expense Example:
1 year	91
3 years	284
5 years	493
10 years	$ 1,096